Schedule of Investments - InfraCap MLP ETF

July 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 124.2%
Energy - 124.2%
BP Midstream Partners LP(1)	1,538,006	$21,239,863
Cheniere Energy Partners LP(1)	38,456	1,625,535
Cheniere Energy, Inc.*(2)	40,431	3,433,805
Crestwood Equity Partners LP(1)(2)	527,177	15,351,394
DCP Midstream LP(1)(2)	953,945	26,042,699
Enable Midstream Partners LP(1)	1,017,888	8,509,544
Enbridge, Inc. (Canada)	40,891	1,609,061
Energy Transfer LP(1)(2)	1,897,430	18,708,660
EnLink Midstream LLC*(1)	1,841,086	10,254,849
Enterprise Products Partners LP(1)(2)	683,658	15,430,161
Genesis Energy LP(1)	269,771	2,703,105
Hess Midstream LP Class A	12,668	327,848
Holly Energy Partners LP(2)	586,252	12,076,791
Kinder Morgan, Inc.(2)	1,145	19,900
Magellan Midstream Partners LP(1)(2)	666,994	31,081,920
Marathon Petroleum Corp.(2)	14,381	794,119
MPLX LP(1)(2)	1,825,212	51,799,517
NuStar Energy LP(1)	1,766,324	29,250,325
ONEOK, Inc.(2)	50,299	2,614,039
Phillips 66 Partners LP(1)	564,423	20,618,372
Plains All American Pipeline LP(1)(2)	2,762,666	27,654,287
Shell Midstream Partners LP(1)	1,121,013	15,526,030
TC Energy Corp. (Canada)(2)	7,943	387,062
Western Midstream Partners LP(1)	2,027,171	40,523,148
Williams Cos., Inc. (The)(2)	4,859	121,718
TOTAL INVESTMENTS - 124.2%
(Cost $332,704,083)		357,703,752
Liabilities in Excess of Other Assets - (24.2)%		(69,724,488)
Net Assets - 100.0%		$287,979,264

Security Description	Notional Amount	Number of contracts
WRITTEN OPTIONS - (0.2)%
Written Call Options
Cheniere Energy, Inc.,
Expires 08/20/21, Strike Price $87.50	(21,000)	(210)	(37,800)
Cheniere Energy, Inc.,
Expires 08/20/21, Strike Price $90.00	(12,000)	(120)	(7,800)
Cheniere Energy, Inc.,
Expires 09/17/21, Strike Price $87.50	(7,000)	(70)	(20,650)
Crestwood Equity Partners LP,
Expires 08/20/21, Strike Price $35.00	(11,000)	(110)	(110)
Crestwood Equity Partners LP,
Expires 09/17/21, Strike Price $30.00	(1,000)	(10)	(850)
DCP Midstream LP,
Expires 08/20/21, Strike Price $30.00	(12,000)	(120)	(3,000)
DCP Midstream LP,
Expires 08/20/21, Strike Price $35.00	(50,000)	(500)	(1,000)
Energy Transfer LP,
Expires 08/06/21, Strike Price $11.50	(110,000)	(1,100)	(3,300)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Energy Transfer LP,
Expires 08/13/21, Strike Price $12.00	(11,000)	(110)	$(275)
Energy Transfer LP,
Expires 08/20/21, Strike Price $12.00	(110,000)	(1,100)	(3,300)
Energy Transfer LP,
Expires 09/03/21, Strike Price $11.00	(100,000)	(1,000)	(10,000)
Energy Transfer LP,
Expires 09/03/21, Strike Price $11.50	(42,000)	(420)	(2,940)
Energy Transfer LP,
Expires 09/10/21, Strike Price $11.50	(43,500)	(435)	(4,350)
Enterprise Products Partners LP,
Expires 08/06/21, Strike Price $25.50	(152,000)	(1,520)	0
Enterprise Products Partners LP,
Expires 08/13/21, Strike Price $25.50	(102,000)	(1,020)	(1,020)
Enterprise Products Partners LP,
Expires 08/20/21, Strike Price $24.50	(42,000)	(420)	(2,100)
Enterprise Products Partners LP,
Expires 08/20/21, Strike Price $25.00	(110,000)	(1,100)	(3,300)
Enterprise Products Partners LP,
Expires 08/20/21, Strike Price $26.00	(120,000)	(1,200)	(2,400)
Enterprise Products Partners LP,
Expires 08/27/21, Strike Price $25.00	(1,000)	(10)	(50)
Enterprise Products Partners LP,
Expires 08/27/21, Strike Price $26.00	(104,000)	(1,040)	(2,080)
Enterprise Products Partners LP,
Expires 09/03/21, Strike Price $25.00	(1,000)	(10)	(70)
Enterprise Products Partners LP,
Expires 09/10/21, Strike Price $25.00	(50,000)	(500)	(3,500)
Enterprise Products Partners LP,
Expires 09/17/21, Strike Price $25.00	(102,000)	(1,020)	(10,200)
Enterprise Products Partners LP,
Expires 09/17/21, Strike Price $26.00	(100,100)	(1,001)	(5,005)
Holly Energy Partners LP,
Expires 08/20/21, Strike Price $25.00	(11,000)	(110)	(550)
Kinder Morgan, Inc.,
Expires 08/20/21, Strike Price $18.50	(50,000)	(500)	(2,500)
Kinder Morgan, Inc.,
Expires 08/27/21, Strike Price $18.50	(13,000)	(130)	(1,170)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2021 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Kinder Morgan, Inc.,
Expires 09/03/21, Strike Price $19.00	(53,000)	(530)	$(6,360)
Kinder Morgan, Inc.,
Expires 09/10/21, Strike Price $19.00	(1,000)	(10)	(95)
Magellan Midstream Partners LP,
Expires 08/20/21, Strike Price $50.00	(62,000)	(620)	(6,200)
Magellan Midstream Partners LP,
Expires 08/20/21, Strike Price $52.50	(1,000)	(10)	(10)
Magellan Midstream Partners LP,
Expires 09/17/21, Strike Price $50.00	(51,000)	(510)	(12,750)
Magellan Midstream Partners LP,
Expires 09/17/21, Strike Price $52.50	(2,000)	(20)	(200)
Marathon Petroleum Corp.,
Expires 08/06/21, Strike Price $58.00	(2,000)	(20)	(740)
Marathon Petroleum Corp.,
Expires 08/20/21, Strike Price $59.00	(12,000)	(120)	(7,320)
MPLX LP,
Expires 08/20/21, Strike Price $31.00	(61,000)	(610)	(2,440)
MPLX LP,
Expires 09/17/21, Strike Price $30.00	(53,000)	(530)	(13,250)
MPLX LP,
Expires 09/17/21, Strike Price $31.00	(2,000)	(20)	(320)
ONEOK, Inc.,
Expires 08/06/21, Strike Price $55.50	(12,000)	(120)	(1,200)
ONEOK, Inc.,
Expires 08/13/21, Strike Price $56.00	(38,000)	(380)	(7,600)
ONEOK, Inc.,
Expires 08/20/21, Strike Price $56.00	(10,000)	(100)	(3,500)
Plains All American Pipeline LP,
Expires 08/13/21, Strike Price $11.50	(1,000)	(10)	(50)
Plains All American Pipeline LP,
Expires 08/20/21, Strike Price $11.00	(50,000)	(500)	(3,000)
Plains All American Pipeline LP,
Expires 08/27/21, Strike Price $11.00	(20,000)	(200)	(3,000)
TC Energy Corp.,
Expires 08/20/21, Strike Price $50.00	(8,500)	(85)	(2,210)
Williams Cos., Inc. (The),
Expires 08/06/21, Strike Price $28.00	(30,000)	(300)	0

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Williams Cos., Inc. (The),
Expires 08/13/21, Strike Price $27.50	(1,000)	(10)	$(30)
Williams Cos., Inc. (The),
Expires 08/20/21, Strike Price $28.00	(12,000)	(120)	(480)
Williams Cos., Inc. (The),
Expires 08/27/21, Strike Price $27.00	(26,000)	(260)	(2,600)
Williams Cos., Inc. (The),
Expires 09/03/21, Strike Price $27.00	(31,000)	(310)	(4,650)
Written Put Options
Energy Transfer LP,
Expires 08/06/21, Strike Price $9.50	(211,000)	(2,110)	(33,760)
Energy Transfer LP,
Expires 08/13/21, Strike Price $9.50	(22,000)	(220)	(5,060)
Enterprise Products Partners LP,
Expires 08/06/21, Strike Price $23.00	(124,000)	(1,240)	(62,000)
Enterprise Products Partners LP,
Expires 08/13/21, Strike Price $23.00	(107,000)	(1,070)	(59,920)
Kinder Morgan, Inc.,
Expires 08/06/21, Strike Price $17.50	(100,700)	(1,007)	(28,196)
Magellan Midstream Partners LP,
Expires 08/20/21, Strike Price $45.00	(53,000)	(530)	(34,450)
Magellan Midstream Partners LP,
Expires 08/20/21, Strike Price $47.50	(51,000)	(510)	(84,150)
Targa Resources Corp.,
Expires 08/20/21, Strike Price $40.00	(22,700)	(227)	(19,295)
Williams Cos., Inc. (The),
Expires 08/06/21, Strike Price $25.00	(26,000)	(260)	(9,360)
Total Written Options - (0.2)%
(Premiums Received $617,215)			$(543,516)

*	Non-income producing security.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2021 was $208,709,529.
(2)	Subject to written call options.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$357,703,752	$–	$–	$357,703,752
Total	$357,703,752	$–	$–	$357,703,752
Liability Valuation Inputs
Written Options	$536,296	$7,220	$–	$543,516
Total	$536,296	$7,220	$–	$543,516